Fair Value Measurement - Quantitative Information about Level 3 Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Impaired Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Estimate	$ 15,548	$ 22,084
Impaired Loans [Member] | Appraisal of Collateral [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Measurements, Valuation Technique	Appraisal of collateral
Fair Value Measurements, Valuation Technique	Appraisal of collateral
Impaired Loans [Member] | Discounted Cash Flows [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Measurements, Valuation Technique	Discounted cash flows
Fair Value Measurements, Valuation Technique	Discounted cash flows
Investments [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Estimate		468
Investments [Member] | Appraisal of Collateral [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Measurements, Valuation Technique	Appraisal of collateral
Fair Value Measurements, Valuation Technique	Appraisal of collateral
Other Real Estate Owned [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Estimate	$ 173	$ 471
Other Real Estate Owned [Member] | Appraisal of Collateral [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Measurements, Valuation Technique	Appraisal of collateral
Fair Value Measurements, Valuation Technique	Appraisal of collateral
Maximum [Member] | Impaired Loans [Member] | Appraisal of Collateral [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Assumptions, Appraisal adjustments	30.00%	30.00%
Fair Value Assumptions, Liquidation expense	10.00%	10.00%
Fair Value Assumptions, Holding period	30 months	30 months
Maximum [Member] | Impaired Loans [Member] | Discounted Cash Flows [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Assumptions, Discount rates	8.50%	8.50%
Maximum [Member] | Other Real Estate Owned [Member] | Appraisal of Collateral [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Assumptions, Appraisal adjustments	30.00%	30.00%
Fair Value Assumptions, Liquidation expense	10.00%	10.00%
Maximum [Member] | Investments [Member] | Appraisal of Collateral [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Assumptions, Appraisal adjustments		30.00%
Fair Value Assumptions, Liquidation expense		12.00%
Minimum [Member] | Impaired Loans [Member] | Appraisal of Collateral [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Assumptions, Appraisal adjustments	10.00%	10.00%
Fair Value Assumptions, Liquidation expense	0.00%	0.00%
Fair Value Assumptions, Holding period	0 months	0 months
Minimum [Member] | Impaired Loans [Member] | Discounted Cash Flows [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Assumptions, Discount rates	2.00%	2.00%
Minimum [Member] | Other Real Estate Owned [Member] | Appraisal of Collateral [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Assumptions, Appraisal adjustments	10.00%	10.00%
Fair Value Assumptions, Liquidation expense	0.00%	0.00%
Minimum [Member] | Investments [Member] | Appraisal of Collateral [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Assumptions, Appraisal adjustments		20.00%
Fair Value Assumptions, Liquidation expense		8.00%